Statements of Income And Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Total revenues		$ 2,638	$ 2,315	$ 2,027
OPERATING EXPENSES:
Purchased power		1,402	1,155	1,037
Other operating expenses	[1]	680	654	555
Provision for depreciation		263	249	231
Deferral of regulatory assets, net		(134)	(124)	(67)
General taxes		23	21	21
Total operating expenses		2,234	1,955	1,777
OPERATING INCOME		404	360	250
OTHER INCOME (EXPENSE):
Miscellaneous income, net		49	34	42
Pension and OPEB mark-to-market adjustment (Note 4.)		55	24	(29)
Interest expense		(6)	(20)	(14)
Capitalized financing costs		43	28	19
Total other expense		9	(31)	(92)
INCOME BEFORE INCOME TAXES		413	329	158
INCOME TAXES		107	87	33
NET INCOME		306	242	125
OTHER COMPREHENSIVE INCOME:
Pension and OPEB prior service costs		0	1	0
Other comprehensive income		0	1	0
Income taxes on other comprehensive income		0	0	0
Other comprehensive income (loss), net of tax		0	1	0
COMPREHENSIVE INCOME		306	243	125
Nonrelated Party [Member]
OTHER INCOME (EXPENSE):
Interest expense		$ (132)	$ (97)	$ (110)

[1]	Includes affiliated operating expenses of $116 million, $118 million and $122 million in 2025, 2024 and 2023, respectively.